Wilson Bank Holding Company - Parent Company Financial Information - Balance Sheets - Parent Company Only (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
ASSETS
Cash	$ 95,518	$ 47,918	$ 109,253	$ 68,007
Deferred income taxes	7,424	10,758
Total assets	2,317,033	2,198,051
LIABILITIES AND STOCKHOLDERS’ EQUITY
Total liabilities	2,049,303	1,953,431
Stockholders’ equity:
Common stock, par value $2.00 per share, authorized 50,000,000 shares, 10,450,711 and 10,319,673 shares issued and outstanding, respectively	20,901	20,639
Additional paid-in capital	66,047	60,541
Retained earnings	185,017	167,523
Net unrealized losses on available-for-sale securities, net of income taxes of $527 and $421, respectively	(4,235)	(4,083)
Total stockholders’ equity	267,730	244,620	223,438	200,892
Total liabilities and stockholders’ equity	2,317,033	2,198,051
Wilson Bank Holding Company [Member]
ASSETS
Cash	1,589	1,678	$ 1,685	$ 1,120
Investment in wholly-owned commercial bank subsidiary	266,159	242,808
Deferred income taxes	178	0
Refundable income taxes	181	169
Total assets	268,107	244,655
LIABILITIES AND STOCKHOLDERS’ EQUITY
Stock appreciation rights payable	377	35
Total liabilities	377	35
Stockholders’ equity:
Common stock, par value $2.00 per share, authorized 50,000,000 shares, 10,450,711 and 10,319,673 shares issued and outstanding, respectively	20,901	20,639
Additional paid-in capital	66,047	60,541
Retained earnings	185,017	167,523
Net unrealized losses on available-for-sale securities, net of income taxes of $527 and $421, respectively	(4,235)	(4,083)
Total stockholders’ equity	267,730	244,620
Total liabilities and stockholders’ equity	$ 268,107	$ 244,655